Fixed Assets (Details) - Schedule of Fixed Assets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fixed Assets [Line Items]
Cost Basis	$ 3,415,706	$ 3,149,258	$ 3,134,850
Accumulated Depreciation	(1,393,946)	(1,251,015)	(815,987)
Net	2,021,760	1,898,243	2,318,863
Computers [Member]
Schedule of Fixed Assets [Line Items]
Cost Basis	378,480	378,480	376,429
Accumulated Depreciation	(342,303)	(320,473)	(197,907)
Net	36,177	58,007	178,522
Lab Equipment [Member]
Schedule of Fixed Assets [Line Items]
Cost Basis	2,711,525	2,585,077	2,572,720
Accumulated Depreciation	(949,414)	(859,612)	(579,015)
Net	1,762,111	1,725,465	1,993,705
Office Furniture [Member]
Schedule of Fixed Assets [Line Items]
Cost Basis	56,656	56,656	56,656
Accumulated Depreciation	(15,282)	(13,866)	(8,200)
Net	41,374	42,790	48,456
Other Fixed Assets [Member]
Schedule of Fixed Assets [Line Items]
Cost Basis	148,605	8,605	8,605
Accumulated Depreciation	(25,632)	(2,084)	(1,224)
Net	122,973	6,521	7,381
Leasehold Improvements [Member]
Schedule of Fixed Assets [Line Items]
Cost Basis	120,440	120,440	120,440
Accumulated Depreciation	(61,315)	(54,980)	(29,641)
Net	$ 59,125	$ 65,460	$ 90,799